Derivative Financial Instruments (Fair Value Of Derivative Assets And Its Maximum Credit Risk Exposure) (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011
Derivative Assets at Fair Value	$ 7.2
Maximum Credit Risk	19.7
Merrill Lynch International [Member]
Derivative Assets at Fair Value	2.5
Maximum Credit Risk	8.0
The Bank Of New York Mellon [Member]
Derivative Assets at Fair Value	4.1
Maximum Credit Risk	10.3
Goldman Sachs [Member]
Derivative Assets at Fair Value	0.6
Maximum Credit Risk	$ 1.4